Financial assets at amortized cost - Summary of Loans by Economic Activity (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 15,065,362,213	$ 10,125,798,192
Consumer
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	5,682,679,291	4,711,895,335
Other manufacturing
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	1,870,615,639	1,478,643,186
Wholesale and retail trade
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	1,563,794,988	813,872,257
Agricultural and livestock
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	1,050,235,289	554,835,144
Mining products
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	635,235,387	215,270,026
Electricity, oil, water and sanitary services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	444,131,944	179,557,505
Transport
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	297,662,814	146,915,301
Services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	285,575,152	137,843,877
Financial sector
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	232,957,607	79,238,172
Construction
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	89,312,826	58,197,537
Government services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	3,152,686	1,269,080
Others
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	2,910,008,590	1,748,260,772
Performing
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 14,319,673,691	$ 9,977,387,889
Loan portfolio, percentage	100.00%	100.00%
Performing | Consumer
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 5,055,563,363	$ 4,580,231,801
Loan portfolio, percentage	35.31%	45.91%
Performing | Other manufacturing
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 1,851,139,881	$ 1,473,161,695
Loan portfolio, percentage	12.93%	14.77%
Performing | Wholesale and retail trade
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 1,549,315,643	$ 812,745,536
Loan portfolio, percentage	10.82%	8.15%
Performing | Agricultural and livestock
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 1,039,453,013	$ 553,324,311
Loan portfolio, percentage	7.26%	5.55%
Performing | Mining products
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 631,347,023	$ 215,119,225
Loan portfolio, percentage	4.41%	2.16%
Performing | Electricity, oil, water and sanitary services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 442,681,013	$ 179,409,573
Loan portfolio, percentage	3.09%	1.80%
Performing | Transport
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 287,218,191	$ 146,597,256
Loan portfolio, percentage	2.01%	1.47%
Performing | Services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 283,207,002	$ 137,179,467
Loan portfolio, percentage	1.98%	1.37%
Performing | Financial sector
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 232,957,607	$ 79,238,172
Loan portfolio, percentage	1.63%	0.79%
Performing | Construction
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 87,706,398	$ 57,838,717
Loan portfolio, percentage	0.61%	0.58%
Performing | Government services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 3,146,937	$ 1,264,082
Loan portfolio, percentage	0.02%	0.01%
Performing | Others
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 2,855,937,620	$ 1,741,278,054
Loan portfolio, percentage	19.93%	17.44%
Non-performing
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 745,688,522	$ 148,410,303
Loan portfolio, percentage	100.00%	100.00%
Non-performing | Consumer
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 627,115,928	$ 131,663,534
Loan portfolio, percentage	84.10%	88.72%
Non-performing | Other manufacturing
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 19,475,758	$ 5,481,491
Loan portfolio, percentage	2.61%	3.69%
Non-performing | Wholesale and retail trade
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 14,479,345	$ 1,126,721
Loan portfolio, percentage	1.94%	0.76%
Non-performing | Agricultural and livestock
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 10,782,276	$ 1,510,833
Loan portfolio, percentage	1.45%	1.02%
Non-performing | Mining products
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 3,888,364	$ 150,801
Loan portfolio, percentage	0.52%	0.10%
Non-performing | Electricity, oil, water and sanitary services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 1,450,931	$ 147,932
Loan portfolio, percentage	0.19%	0.10%
Non-performing | Transport
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 10,444,623	$ 318,045
Loan portfolio, percentage	1.40%	0.21%
Non-performing | Services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 2,368,150	$ 664,410
Loan portfolio, percentage	0.32%	0.45%
Non-performing | Financial sector
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 0	$ 0
Loan portfolio, percentage	0.00%	0.00%
Non-performing | Construction
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 1,606,428	$ 358,820
Loan portfolio, percentage	0.22%	0.24%
Non-performing | Government services
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 5,749	$ 4,998
Loan portfolio, percentage	0.01%	0.01%
Non-performing | Others
Disclosure of Detailed Information About Loans by Economic Activity [Line Items]
Loan portfolio, amount	$ 54,070,970	$ 6,982,718
Loan portfolio, percentage	7.24%	4.70%